FORM N-PX
     ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                          INVESTMENT COMPANY

Investment Company Act file number: File No. 811-2280

Putnam Convertible Income-Growth Trust
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 (Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
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 (Address of principal executive offices)

Beth S. Mazor, Vice President
Putnam Convertible Income-Growth Trust
One Post Office Square
Boston, Massachusetts 02109

Copy To:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

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 (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 292-1000 Date of Fiscal year-end: 10/31
Date of reporting period: 7/1/2003 - 6/30/2004


Item 1. Proxy Voting Record

Account Number: Putnam Convertible Income-Growth Trust


ISSUER NAME                                 TICKER   CUSIP     MTG DATE       MTG TYPE
                                                               Proposal Type  Voted?         Vote     For/Agnst Mgmt
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

Altria Group, Inc.                          MO       02209S103  4/29/04        Annual
1.10  Elect Director Elizabeth E. Bailey                        MGMT           YES           FOR      FOR
      Elect Director Stephen M. Wolf
1.20  Elect Director Mathis Cabiallavetta                       MGMT           YES           FOR      FOR
1.30  Elect Director Louis C. Camilleri                         MGMT           YES           FOR      FOR
1.40  Elect Director J. Dudley Fishburn                         MGMT           YES           FOR      FOR
1.50  Elect Director Robert E. R. Huntley                       MGMT           YES           FOR      FOR
1.60  Elect Director Thomas W. Jones                            MGMT           YES           FOR      FOR
1.70  Elect Director Lucio A. Noto                              MGMT           YES           FOR      FOR
1.80  Elect Director John S. Reed                               MGMT           YES           FOR      FOR
1.90  Elect Director Carlos Slim Helu                           MGMT           YES           FOR      FOR
2.00  Ratify Auditors                                           MGMT           YES           FOR      FOR
3.00  Report on Product Warnings for                            SHLDR          YES           AGNST    FOR
      Pregnant Women
4.00  Report on Health Risks Associated                         SHLDR          YES           AGNST    FOR
      with Cigarette Filters
5.00  Political Contributions/Activities                        SHLDR          YES           AGNST    FOR
6.00  Cease Use of Light and Ultra Light                        SHLDR          YES           AGNST    FOR
      in Cigarette Marketing
7.00  Place Canadian Style Warnings                             SHLDR          YES           AGNST    FOR
      on Cigarette Packaging
8.00  Separate Chairman and CEO Positions                       SHLDR          YES           AGNST    FOR

Bank of America Corp.                       BAC      060505104  5/26/04        Annual
1.10  Elect Director William Barnet, III                        MGMT           YES           FOR      FOR
      Elect Director Walter E. Massey
1.11  Elect Director Thomas J. May                              MGMT           YES           FOR      FOR
1.12  Elect Director C. Steven McMillan                         MGMT           YES           FOR      FOR
1.13  Elect Director Eugene M. McQuade                          MGMT           YES           FOR      FOR
1.14  Elect Director Patricia E. Mitchell                       MGMT           YES           FOR      FOR
1.15  Elect Director Edward L. Romero                           MGMT           YES           FOR      FOR
1.16  Elect Director Thomas M. Ryan                             MGMT           YES           FOR      FOR
1.17  Elect Director O. Temple Sloan, Jr.                       MGMT           YES           FOR      FOR
1.18  Elect Director Meredith R. Spangler                       MGMT           YES           FOR      FOR
1.19  Elect Director Jackie M. Ward                             MGMT           YES           FOR      FOR
1.20  Elect Director Charles W. Coker                           MGMT           YES           FOR      FOR
1.30  Elect Director John T. Collins                            MGMT           YES           FOR      FOR
1.40  Elect Director Gary L. Countryman                         MGMT           YES           FOR      FOR
1.50  Elect Director Paul Fulton                                MGMT           YES           FOR      FOR
1.60  Elect Director Charles K. Gifford                         MGMT           YES           FOR      FOR
1.70  Elect Director Donald E. Guinn                            MGMT           YES           FOR      FOR
1.80  Elect Director James H. Hance, Jr.                        MGMT           YES           FOR      FOR
1.90  Elect Director Kenneth D. Lewis                           MGMT           YES           FOR      FOR
2.00  Ratify Auditors                                           MGMT           YES           FOR      FOR
3.00  Change Date of Annual Meeting                             SHLDR          YES           AGNST    FOR
4.00  Adopt Nomination Procedures for the Board                 SHLDR          YES           AGNST    FOR
5.00  Charitable Contributions                                  SHLDR          YES           AGNST    FOR
6.00  Establish Independent Committee                           SHLDR          YES           AGNST    FOR
      to Review Mutual Fund Policy
7.00  Adopt Standards Regarding Privacy                         SHLDR          YES           AGNST    FOR
      and Information Security

Fannie Mae                                  FNM      313586109  5/25/04        Annual
1.10  Elect Director Stephen B. Ashley                          MGMT           YES           FOR      FOR
      Elect Director Joe K. Pickett
1.11  Elect Director Leslie Rahl                                MGMT           YES           FOR      FOR
1.12  Elect Director Franklin D. Raines                         MGMT           YES           FOR      FOR
1.13  Elect Director H. Patrick Swygert                         MGMT           YES           FOR      FOR
1.20  Elect Director Kenneth M. Duberstein                      MGMT           YES           AGNST    AGNST
1.30  Elect Director Thomas P. Gerrity                          MGMT           YES           FOR      FOR
1.40  Elect Director Timothy Howard                             MGMT           YES           FOR      FOR
1.50  Elect Director Ann Korologos                              MGMT           YES           FOR      FOR
1.60  Elect Director Frederic V. Malek                          MGMT           YES           FOR      FOR
1.70  Elect Director Donald B. Marron                           MGMT           YES           FOR      FOR
1.80  Elect Director Daniel H. Mudd                             MGMT           YES           FOR      FOR
1.90  Elect Director Anne M. Mulcahy                            MGMT           YES           FOR      FOR
2.00  Ratify Auditors                                           MGMT           YES           FOR      FOR
3.00  Amend Employee Stock Purchase Plan                        MGMT           YES           FOR      FOR
4.00  Provide for Cumulative Voting                             SHLDR          YES           AGNST    FOR

Halliburton Co.                             HAL      406216101  5/19/04        Annual
1.10  Elect Director Robert L. Crandall                         MGMT           YES           FOR      FOR
      Elect Director Debra L. Reed
1.11  Elect Director C. J. Silas                                MGMT           YES           FOR      FOR
1.20  Elect Director Kenneth T. Derr                            MGMT           YES           FOR      FOR
1.30  Elect Director Charles J. DiBona                          MGMT           YES           FOR      FOR
1.40  Elect Director W. R. Howell                               MGMT           YES           FOR      FOR
1.50  Elect Director Ray L. Hunt                                MGMT           YES           FOR      FOR
1.60  Elect Director David J. Lesar                             MGMT           YES           FOR      FOR
1.70  Elect Director Aylwin B. Lewis                            MGMT           YES           FOR      FOR
1.80  Elect Director J. Landis Martin                           MGMT           YES           FOR      FOR
1.90  Elect Director Jay A. Precourt                            MGMT           YES           FOR      FOR
2.00  Increase Authorized Common Stock                          MGMT           YES           FOR      FOR
3.00  Review/Report on Operations in Iran                       SHLDR          YES           AGNST    FOR
4.00  Require Affirmative Vote of                               SHLDR          YES           AGNST    FOR
      a Majority of the Shares to
      Elect Directors
5.00  Separate Chairman and CEO Positions                       SHLDR          YES           AGNST    FOR

King Pharmaceuticals Inc.                   KG       495582108  11/4/03        Annual
1.10  Elect Director Earnest W. Deavenport, Jr.                 MGMT           YES           FOR      FOR
      as Class II Director
1.20  Elect Director Elizabeth M. Greetham                      MGMT           YES           FOR      FOR
      as Class II Director
1.30  Elect Director James R. Lattanzi                          MGMT           YES           FOR      FOR
      as Class III Director
1.40  Elect Director Philip M. Pfeffer                          MGMT           YES           FOR      FOR
      as Class II Director
1.50  Elect Director Ted G. Wood                                MGMT           YES           FOR      FOR
      as Class I Director
2.00  Ratify Auditors                                           MGMT           YES           FOR      FOR

Masco Corp.                                 MAS      574599106  5/11/04        Annual
1.10  Elect Director Peter A. Dow                               MGMT           YES           FOR      FOR
1.20  Elect Director Anthony F. Earley, Jr.                     MGMT           YES           FOR      FOR
1.30  Elect Director Wayne B. Lyon                              MGMT           YES           FOR      FOR
1.40  Elect Director David L. Johnston                          MGMT           YES           FOR      FOR
1.50  Elect Director J. Michael Losh                            MGMT           YES           FOR      FOR
2.00  Approve Executive Incentive Bonus Plan                    MGMT           YES           FOR      FOR
3.00  Ratify Auditors                                           MGMT           YES           FOR      FOR

Ohm Corp.                                            670839AA7  3/22/04        Annual
1.00  THE PLAN                                                  MGMT           NO

State Street Corp. (Boston)                 STT      857477202  4/21/04        Annual
1.10  Elect Director Kennett Burnes                             MGMT           YES           FOR      FOR
1.20  Elect Director David Gruber                               MGMT           YES           FOR      FOR
1.30  Elect Director Linda Hill                                 MGMT           YES           FOR      FOR
1.40  Elect Director Charles Lamantia                           MGMT           YES           FOR      FOR
1.50  Elect Director Robert Weissman                            MGMT           YES           FOR      FOR
2.00  Exempt Board of Directors from                            SHLDR          YES           FOR      AGNST
      Massachusetts General Laws,
      Chapter 156B, Section 50A(a)


Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Putnam Convertible Income-Growth Trust
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  (Registrant)

By:       /s/ Charles E. Porter*, Executive Vice President,
        Associate Treasurer and Principal Executive Officer
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  (Signature & Title)


Date: August 23, 2004
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        * By Jonathan S. Horwitz,
          pursuant to a Power-of-Attorney